Note 2 - Discontinued Operations and Assets Held for Sale (Details) - Discontinued Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Discontinued Operations [Abstract]
Net revenues	$ 41,549	$ 44,845	$ 48,269
Cost of goods sold	25,107	25,101	26,685
Gross profit	16,442	19,744	21,584
Selling, general and administrative expenses	15,915	16,223	16,784
Other operating income	(1,588)	(757)	(59)
Total expenses	14,327	15,466	16,725
Operating income	2,115	4,278	4,859
Provision for income taxes	755	1,488	1,725
Income from discontinued operations, net of income taxes	$ 1,360	$ 2,790	$ 3,134